Derivative Financial Instruments - Additional Information, Derivative Liabilities (Details) $ in Thousands, shares in Millions				12 Months Ended
	Apr. 28, 2021 shares	Apr. 16, 2021 oz	Mar. 10, 2020 per_oz oz	Dec. 31, 2021 USD ($) oz	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)
Derivative Financial Instruments [Line Items]
Current				$ 77,699	$ 63,993	$ 63,993
Derivative liabilities				84,857	154,566	$ 154,566
Loss on change in fair value of derivatives				(90,643)	92,684
Loss on change in fair value of contingent consideration				$ 923	0
Greenstone Gold Mines LP
Derivative Financial Instruments [Line Items]
Percentage of voting equity interests acquired		10.00%
Contingent consideration, mass of refined gold delivered (in ounces) | oz		2,200
Contingent consideration, mass of refined gold delivered, milestone one (in ounces) | oz		250,000
Contingent consideration, mass of refined gold delivered, milestone two (in ounces) | oz		500,000
Contingent consideration, mass of refined gold delivered, milestone three (in ounces) | oz		700,000
Share Purchase Warrants
Derivative Financial Instruments [Line Items]
Number of other equity instruments granted In sharebased payment arrangement (in shares) | shares	5
Traded warrants [member] | Fair Value
Derivative Financial Instruments [Line Items]
Market price of traded warrants (in dollars per share) | $ / shares						$ 0.58
Gold collars
Derivative Financial Instruments [Line Items]
Derivative total weight per month (ounces) | oz			3,750
Derivative weight of the commodity to be delivered (in ounces) | oz				33,750
Forward swap contracts
Derivative Financial Instruments [Line Items]
Average price of hedging instrument (in dollars per ounce) | per_oz			1,350
Derivative total weight per month (ounces) | oz			4,583
Derivative weight of the commodity to be delivered (in ounces) | oz				41,250
Gold collars and forward contracts
Derivative Financial Instruments [Line Items]
Current				$ 33,300	51,800	$ 51,800
Derivative liabilities				33,336	91,393	91,393	$ 0
Foreign exchange contracts
Derivative Financial Instruments [Line Items]
Current				11,500	12,200	12,200
Derivative liabilities				12,061	12,507	12,507	$ (1,639)
Solaris warrant liability
Derivative Financial Instruments [Line Items]
Derivative liabilities				27,697	0	0
Loss on change in fair value of derivatives				18,600	0
Contingent consideration
Derivative Financial Instruments [Line Items]
Derivative liabilities				$ 6,586	$ 0	$ 0
Put option strike price | Gold collars
Derivative Financial Instruments [Line Items]
Average price of hedging instrument (in dollars per ounce) | per_oz			1,325
Call option strike price | Gold collars
Derivative Financial Instruments [Line Items]
Average price of hedging instrument (in dollars per ounce) | per_oz			1,425